Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 47.5%
International Equity Funds - 15.9%
iShares Core MSCI EAFE ETF	76,863	$ 5,155,201
iShares Core MSCI Emerging Markets ETF	23,567	1,198,853
iShares Global REIT ETF	75,024	1,865,097

		8,219,151

U.S. Equity Fund - 17.3%
iShares Core S&P 500 ETF	22,012	8,987,720

U.S. Fixed Income Funds - 14.3%
iShares 0-5 Year TIPS Bond ETF	26,811	2,620,775
iShares Core U.S. Aggregate Bond ETF	47,765	4,787,009

		7,407,784

Total Exchange-Traded Funds (Cost $27,446,241)		24,614,655

INVESTMENT COMPANIES - 51.7%
International Equity Funds - 7.9%
Transamerica Emerging Markets Opportunities (A)	115,325	945,664
Transamerica International Focus (A)	191,537	1,564,854
Transamerica International Stock (A)	155,068	1,589,444

		4,099,962

International Fixed Income Fund - 4.0%
Transamerica Emerging Markets Debt (A)	228,813	2,047,880

U.S. Equity Funds - 19.5%
Transamerica Large Cap Value (A)	244,266	3,126,608
Transamerica Large Growth (A)	351,973	3,259,267
Transamerica Mid Cap Growth (A)	138,620	1,059,060

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (A)	96,352	$ 1,092,627
Transamerica Small Cap Growth (A)	125,830	790,212
Transamerica Small Cap Value (A)	135,090	799,732

		10,127,506

U.S. Fixed Income Funds - 20.3%
Transamerica Bond (A)	925,469	7,598,099
Transamerica High Yield Bond (A)	364,491	2,923,214

		10,521,313

Total Investment Companies (Cost $33,254,453)		26,796,661

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2023, to be repurchased at $358,952 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $366,133.	$ 358,934	358,934

Total Repurchase Agreement (Cost $358,934)		358,934

Total Investments (Cost $61,059,628)		51,770,250
Net Other Assets (Liabilities) - 0.1%		34,518

Net Assets - 100.0%		$ 51,804,768

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$24,614,655	$—	$—	$24,614,655
Investment Companies	26,796,661	—	—	26,796,661
Repurchase Agreement	—	358,934	—	358,934

Total Investments	$51,411,316	$358,934	$—	$51,770,250

Transamerica Funds	Page 1

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$7,165,394	$80,593	$(35,000)	$(6,225)	$393,337	$7,598,099	925,469	$70,593	$—
Transamerica Emerging Markets Debt	1,927,971	26,163	(135,000)	(27,337)	256,083	2,047,880	228,813	26,164	—
Transamerica Emerging Markets Opportunities	766,329	23,800	(25,000)	(11,751)	192,286	945,664	115,325	23,800	—
Transamerica High Yield Bond	2,841,611	41,878	(55,000)	(9,335)	104,060	2,923,214	364,491	41,878	—
Transamerica International Focus	1,505,936	26,484	(200,000)	(58,574)	291,008	1,564,854	191,537	26,484	—
Transamerica International Stock	1,485,492	37,719	(175,000)	(34,685)	275,918	1,589,444	155,068	37,719	—
Transamerica Large Cap Value	3,104,109	171,554	(140,000)	(11,815)	2,760	3,126,608	244,266	10,340	161,214
Transamerica Large Growth	3,014,302	202,862	(50,000)	(59,206)	151,309	3,259,267	351,973	—	37,862
Transamerica Mid Cap Growth	1,042,757	—	(75,000)	(73,966)	165,269	1,059,060	138,620	—	—
Transamerica Mid Cap Value Opportunities	1,044,397	65,921	(40,000)	(13,504)	35,813	1,092,627	96,352	11,488	54,433
Transamerica Small Cap Growth	769,825	29,032	(20,000)	(9,512)	20,867	790,212	125,830	—	29,032
Transamerica Small Cap Value	805,773	129,148	(55,000)	(51,821)	(28,368)	799,732	135,090	16,751	112,397

Total	$25,473,896	$835,154	$(1,005,000)	$(367,731)	$1,860,342	$26,796,661	3,072,834	$265,217	$394,938

(B)	Rate disclosed reflects the yield at January 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2030

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2030 (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3